Schedule of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
Income tax benefit computed at the U.S. federal statutory rate					$ (4,717)	$ (8,306)
State and local income tax benefits, net of federal benefit					(731)	(1,498)
Change in valuation allowance					4,865	7,936
Non-deductible transaction costs					1,181	635
Fair value of warrants issued to lenders					154	470
Research and development credits						58
State tax rate change					(14)	(22)
Change in fair value of earnout liability					(6,695)
Stock-based compensation					1,107	576
Non-deductible executive compensation					1,916
Other					505	218
Provision (benefit) for income taxes	$ (2)	$ (1,505)	$ (9)	$ (2,801)	$ (2,429)	$ 67